Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	POS AM
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company